EQUITY (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Dec. 03, 2021	Feb. 04, 2021	Jan. 29, 2021
EQUITY
Common stock, voting rights		eighteen
Ordinary shares, par value, (per share)		$ 0.005	$ 0.005
Proceeds from initial public offering		$ 0	$ 12,300,000	$ 0
Agent fees and other offering expenses	$ 2,362,156
Adjustment to additional paid in capital-Direct cost	911,647
Stock issued during period-offset to direct costs	$ 1,450,509
China
EQUITY
Restricted amounts as determined pursuant to PRC statutory laws		226,253	199,653
Total restricted net assets		$ 6,683,176	$ 6,656,576
Warrant
EQUITY
Offering price, per share	$ 40.00
Warrant | Black-Scholes warrant-pricing model
EQUITY
Fair value of warrants	$ 14,819,266
Gross proceeds from sale of shares	$ 9,479,610
Initial public offering | Securities Purchase Agreement
EQUITY
Offering price, per share	$ 37.50
Number of units sold	655,000
Gross proceeds from sale of shares	$ 24,562,500
Initial public offering | Warrant
EQUITY
Ordinary shares, par value, (per share)							$ 25.00
Ordinary shares, shares issued							54,000
Fair value of warrants							$ 2,254,920
Initial public offering | Warrant | Securities Purchase Agreement
EQUITY
Proceeds from initial public offering	22,200,344
Agent fees and other offering expenses	2,362,156
Class A ordinary shares
EQUITY
Common stock, voting rights		one
Common stock, conversion basis		no
Ordinary shares, par value, (per share)		$ 0.005	$ 0.005
Ordinary shares, shares issued		2,537,200	2,020,000
Class A ordinary shares | Black-Scholes warrant-pricing model
EQUITY
Gross proceeds from sale of shares	$ 15,082,890
Class A ordinary shares | Initial public offering
EQUITY
Ordinary shares, par value, (per share)							$ 0.005
Proceeds from initial public offering		$ 9,886,299
Ordinary shares, shares issued						15,000	600,000
Offering price, per share						$ 20.00	$ 20.00
Net of cash fees		$ 2,413,701
Class A ordinary shares | 2021 Performance Incentive Plan
EQUITY
Shares issued		507,200
Fair market value of shares issued		$ 2,888,787
Stock-based compensation expense		$ 2,888,787
Common stock, capital shares reserved					1,000,000
Ordinary shares, shares issued		507,200
Class A ordinary shares | 2021 Performance Incentive Plan | Officers and directors
EQUITY
Ordinary shares, shares issued		280,000
Class B ordinary shares
EQUITY
Common stock, conversion basis		one
Ordinary shares, par value, (per share)		$ 0.005	$ 0.005
Ordinary shares, shares issued		250,000	250,000
Subsidiary in Hong Kong, the VIE and the VIE's subsidiary
EQUITY
Amount of cash transferred		$ 12,340,000	$ 12,492,000	$ 7,635,000